Cover Page	9 Months Ended
Sep. 30, 2019
Cover page.
Entity Registrant Name	GOLAR LNG LTD
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019